INTANGIBLE ASSETS (Schedule of Patents) (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 700,612	$ 690,162	$ 660,586
Less: Accumulated amortization	74,368	70,395	50,557
Intangible assets - net	$ 626,244	$ 619,767	$ 610,029